FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Fair Value Disclosures [Abstract]
Fair value measurements
May 31, 2015
Fair value at the beginning of period:	$273,000
Change in fair value:	(136,500)
Fair value at end of period:	$136,500

The following table sets forth the changes in the estimated fair value for our Level 3 classified derivative warrant liability:

	February 28, 2015	February 28, 2014
Fair value at the beginning of the year:	$-	$-
Issuance of derivative warrant liability (Series B Warrants):	154,700	-
Change in fair value:	118,300	-
Fair value at end of the year:	$273,000	$-